Other disclosures - Risk review - Contractural maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	£ 37,737	£ 48,226
Items in the course of collection due to other banks, undiscounted	446	636
Deposits from customers, undiscounted	429,231	424,756
Repurchase agreements and cash collateral on securities lent, undiscounted	40,639	19,790
Trading portfolio liabilities, undiscounted	37,351	34,687
Financial liabilities designated at fair value, undiscounted	178,651	98,536
Derivative financial instruments, undiscounted	239,070	340,914
Debt securities in issue, undiscounted	81,246	84,088
Subordinated liabilities, undiscounted	33,530	33,316
Other financial liabilities, undiscounted	4,574	4,387
Total financial liabilities, discounted cash flows	1,082,475	1,089,336
On demand [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	4,967	5,906
Items in the course of collection due to other banks, undiscounted	446	636
Deposits from customers, undiscounted	334,961	317,963
Repurchase agreements and cash collateral on securities lent, undiscounted	3,550	5,480
Trading portfolio liabilities, undiscounted	37,351	34,687
Financial liabilities designated at fair value, undiscounted	13,298	15,285
Derivative financial instruments, undiscounted	237,235	339,646
Debt securities in issue, undiscounted	907	27
Subordinated liabilities, undiscounted	0	0
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	632,715	719,630
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	30,831	39,617
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	74,830	86,101
Repurchase agreements and cash collateral on securities lent, undiscounted	17,847	9,249
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	102,983	41,599
Derivative financial instruments, undiscounted	9	4
Debt securities in issue, undiscounted	17,614	17,126
Subordinated liabilities, undiscounted	2,822	398
Other financial liabilities, undiscounted	3,793	3,198
Total financial liabilities, discounted cash flows	250,729	197,292
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	720	1,122
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	7,383	5,325
Repurchase agreements and cash collateral on securities lent, undiscounted	4,526	1,939
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	10,609	3,986
Derivative financial instruments, undiscounted	3	0
Debt securities in issue, undiscounted	8,565	11,894
Subordinated liabilities, undiscounted	1,816	680
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	33,622	24,946
Over six months and not later than nine months [Member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	654	1,025
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	7,020	7,565
Repurchase agreements and cash collateral on securities lent, undiscounted	3,557	2,253
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	9,118	5,979
Derivative financial instruments, undiscounted	0	2
Debt securities in issue, undiscounted	7,025	13,285
Subordinated liabilities, undiscounted	685	3,117
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	28,059	33,226
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	213	207
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	3,197	4,266
Repurchase agreements and cash collateral on securities lent, undiscounted	410	312
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	18,142	13,445
Derivative financial instruments, undiscounted	15	44
Debt securities in issue, undiscounted	13,786	12,915
Subordinated liabilities, undiscounted	5,501	7,089
Other financial liabilities, undiscounted	781	1,189
Total financial liabilities, discounted cash flows	42,045	39,467
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	316	328
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	884	1,120
Repurchase agreements and cash collateral on securities lent, undiscounted	10,259	83
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	6,177	5,899
Derivative financial instruments, undiscounted	5	48
Debt securities in issue, undiscounted	13,928	10,505
Subordinated liabilities, undiscounted	10,232	9,324
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	41,801	27,307
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	36	21
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	231	1,403
Repurchase agreements and cash collateral on securities lent, undiscounted	490	474
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	5,490	3,900
Derivative financial instruments, undiscounted	48	84
Debt securities in issue, undiscounted	12,687	12,282
Subordinated liabilities, undiscounted	6,243	7,842
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	25,225	26,006
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits from banks, undiscounted	0	0
Items in the course of collection due to other banks, undiscounted	0	0
Deposits from customers, undiscounted	725	1,013
Repurchase agreements and cash collateral on securities lent, undiscounted	0	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	12,834	8,443
Derivative financial instruments, undiscounted	1,755	1,086
Debt securities in issue, undiscounted	6,734	6,054
Subordinated liabilities, undiscounted	6,231	4,866
Other financial liabilities, undiscounted	0	0
Total financial liabilities, discounted cash flows	£ 28,279	£ 21,462